CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accum. Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Apr. 28, 2013	$ 421	$ 246,214	$ (74,227)	$ (247)	$ (29,751)	$ 142,410
Balance (in shares) at Apr. 28, 2013	42,066,148
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(127,686)			(127,686)
Other comprehensive income, net of tax				$ 247		247
Issuance of restricted stock, net of forfeitures		(2,808)			2,808
Stock compensation expense		4,413				4,413
Balance at Apr. 27, 2014	$ 421	247,819	(201,913)		(26,943)	19,384
Balance (in shares) at Apr. 27, 2014	42,066,148
Increase (Decrease) in Stockholders' Equity
Net income (loss)			5,177			5,177
Exercise of stock options		(47)			121	74
Issuance of restricted stock, net of forfeitures		(2,392)			2,392
Issuance of stock under compensation plans		(6,894)	(2,336)		4,644	(4,586)
Stock compensation expense		3,413				3,413
Balance at Apr. 26, 2015	$ 421	241,899	(199,072)		(19,786)	23,462
Balance (in shares) at Apr. 26, 2015	42,066,148
Increase (Decrease) in Stockholders' Equity
Net income (loss)			46,204			46,204
Exercise of stock options		(821)			1,690	869
Issuance of restricted stock, net of forfeitures		(1,689)			1,689
Stock compensation expense		5,083				5,083
Balance at Apr. 24, 2016	$ 421	$ 244,472	$ (152,868)		$ (16,407)	$ 75,618
Balance (in shares) at Apr. 24, 2016	42,066,148